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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA       August 8, 2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        33
                                        ------------------
Form 13F Information Table Value Total:      213,262
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                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                              FORM 13F INFORMATION TABLE

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          COLUMN 1          COLUMN 2          COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7     COLUMN 8
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                             TITLE OF                      VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS            CUSIP      (x$1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ASML HLDG NV                  N Y SHS        N07059111     8,647    315,000      SH            SOLE         N/A      315,000
ADVANCED MICRO DEVICES INC    COM            007903107     6,435    450,000      SH            SOLE         N/A      450,000
ARRIS GROUP INC               COM            04269Q100     2,902    165,000      SH            SOLE         N/A      165,000
BRIGHTPOINT INC               COM NEW        109473405     3,448    250,000      SH            SOLE         N/A      250,000
CADENCE DESIGN SYSTEM INC     COM            127387108     8,784    400,000      SH            SOLE         N/A      400,000
CHECK POINT SOFTWARE TECH LT  ORD            M22465104     3,992    175,000      SH            SOLE         N/A      175,000
CHORDIANT SOFTWARE INC        COM NEW        170404305     2,741    175,000      SH            SOLE         N/A      175,000
COMTECH GROUP INC             COM NEW        205821200       819     49,600      SH            SOLE         N/A       49,600
CORNING INC                   COM            219350105    19,546    765,000      SH            SOLE         N/A      765,000
F5 NETWORKS INC               COM            315616102     6,065     75,247      SH            SOLE         N/A       75,247
GARMIN LTD                    ORD            G37260109     6,287     85,000      SH            SOLE         N/A       85,000
HARMONIC INC                  COM            413160102     9,757  1,100,000      SH            SOLE         N/A    1,100,000
INTERWOVEN INC                COM NEW        46114T508     1,895    135,000      SH            SOLE         N/A      135,000
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105     8,650    475,000      SH            SOLE         N/A      475,000
MCAFEE INC                    COM            579064106     1,760     50,000      SH            SOLE         N/A       50,000
MICROCHIP TECHNOLOGY INC      COM            595017104    10,186    275,000      SH            SOLE         N/A      275,000
MICROSEMI CORP                COM            595137100    17,986    751,000      SH            SOLE         N/A      751,000
NOVELLUS SYS INC              COM            670008101    11,348    400,000      SH            SOLE         N/A      400,000
OMNIVISION TECHNOLOGIES INC   COM            682128103     4,528    250,000      SH            SOLE         N/A      250,000
OPLINK COMMUNICATIONS INC     COM NEW        68375Q403    15,000  1,000,000      SH            SOLE         N/A    1,000,000
ORACLE CORP                   COM            68389X105     2,957    150,000      SH            SOLE         N/A      150,000
PMC-SIERRA INC                COM            69344F106     7,838  1,014,000      SH            SOLE         N/A    1,014,000
PARAMETRIC TECHNOLOGY CORP    COM NEW        699173209     5,625    260,300      SH            SOLE         N/A      260,300
QUALCOMM INC                  COM            747525103     1,519     35,000      SH            SOLE         N/A       35,000
SEMTECH CORP                  COM            816850101     9,965    575,000      SH            SOLE         N/A      575,000
SYCAMORE NETWORKS INC         COM            871206108     2,613    650,000      SH            SOLE         N/A      650,000
SYNAPTICS INC                 COM            87157D109     1,432     40,000      SH            SOLE         N/A       40,000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100     2,783    250,000      SH            SOLE         N/A      250,000
TERADYNE INC                  COM            880770102       440     25,000      SH            SOLE         N/A       25,000
TEXAS INSTRS INC              COM            882508104    15,993    425,000      SH            SOLE         N/A      425,000
TRIDENT MICROSYSTEMS INC      COM            895919108     7,799    425,000      SH            SOLE         N/A      425,000
VERISIGN INC                  COM            92343E102     1,587     50,000      SH            SOLE         N/A       50,000
WESTERN DIGITAL CORP          COM            958102105     1,935    100,000      SH            SOLE         N/A      100,000

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